SIGNIFICANT ACCOUNTING POLICIES, Concentrations of Credit Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 Customer
Concentrations of Credit Risks [Abstract]
Deposits in excess of FDIC insurable limit | $	$ 162,301	$ 33,652
Deposits in excess of FSCS insurable limit | $	$ 35,814	$ 41,818
Accounts Receivable [Member]
Concentrations of Credit Risks [Abstract]
Number of major customers | Customer	0	0
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentrations of Credit Risks [Abstract]
Concentration risk threshold percentage	10.00%
Revenue [Member]
Concentrations of Credit Risks [Abstract]
Number of major customers | Customer	0	0	0
Revenue [Member] | Customer Concentration Risk [Member]
Concentrations of Credit Risks [Abstract]
Concentration risk threshold percentage	10.00%